Private Financing, August 2012 (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Y
Private Financing, August 2012 1		$ 0.001
Private Financing, August 2012 2		$ 4.25
Private Financing, August 2012 3		$ 0.001
Private Financing, August 2012 4		$ 4.00
Private Financing, August 2012 5		646,250
Private Financing, August 2012 6		646,250
Private Financing, August 2012 7		646,250
Private Financing, August 2012 8		250,000
Private Financing, August 2012 9		250,000
Private Financing, August 2012 10		250,000
Private Financing, August 2012 11		3,585,000
Private Financing, August 2012 12		5
Private Financing, August 2012 13		0.00%
Private Financing, August 2012 14		75.00%
Private Financing, August 2012 15		66.00%
Private Financing, August 2012 16		4.25
Private Financing, August 2012 17		342,000
Private Financing, August 2012 18		1,525,000
Private Financing, August 2012 19		878,000
Private Financing, August 2012 20		647,000
Private Financing, August 2012 21		$ 4.25
Private Financing, August 2012 22		$ 1.50
Private Financing, August 2012 23		4.00
Private Financing, August 2012 24		2.50
Private Financing, August 2012 25		659,000
Private Financing, August 2012 26		9.99%
Private Financing, August 2012 27		4.00
Private Financing, August 2012 28		4.00
Private Financing, August 2012 29		2.50
Private Financing, August 2012 30		4.00
Private Financing, August 2012 31		2.50
Private Financing, August 2012 32		924,000
Private Financing, August 2012 33		119,000
Private Financing, August 2012 34		515,000
Private Financing, August 2012 1	$ 0.001
Private Financing, August 2012 2	$ 4.25
Private Financing, August 2012 3	$ 0.001
Private Financing, August 2012 4	4.00
Private Financing, August 2012 5	646,250
Private Financing, August 2012 6	646,250
Private Financing, August 2012 7	646,250
Private Financing, August 2012 8	250,000
Private Financing, August 2012 9	250,000
Private Financing, August 2012 10	250,000
Private Financing, August 2012 11	3,585,000
Private Financing, August 2012 12	5
Private Financing, August 2012 13	0.00%
Private Financing, August 2012 14	75.00%
Private Financing, August 2012 15	66.00%
Private Financing, August 2012 16	4.25
Private Financing, August 2012 17	342,000
Private Financing, August 2012 18	1,525,000
Private Financing, August 2012 19	904,000
Private Financing, August 2012 20	878,000
Private Financing, August 2012 21	25,000
Private Financing, August 2012 22	$ 4.25
Private Financing, August 2012 23	$ 1.50
Private Financing, August 2012 24	4.00
Private Financing, August 2012 25	2.50
Private Financing, August 2012 26	659,000
Private Financing, August 2012 27	9.99%
Private Financing, August 2012 28	4.00
Private Financing, August 2012 29	4.00
Private Financing, August 2012 30	2.50
Private Financing, August 2012 31	4.00
Private Financing, August 2012 32	2.50
Private Financing, August 2012 33	924,000
Private Financing, August 2012 34	119,000
Private Financing, August 2012 35	$ 471,000